Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates		5 years	5 years
Maximum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates		15 years	15 years
Vessel
Impairment of Long-lived Assets:
Impairment loss	$ 0	$ 0	$ 0
Vessel | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels		1 year	1 year
Vessel | Maximum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels		18 years	18 years